Fair Value Measurement (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 53,000	$ 2,368,000	$ 601,000	$ 839,000	$ 839,000	$ 0
Reclassification to stockholders' equity upon conversion and expiration of derivative	0	(212,000)	0	(381,000)	(899,000)	0
Embedded derivative liability recognized	0	0	0	1,389,000	1,389,000	893,000
Net change in fair value of embedded derivative liabilities	(35,000)	(338,000)	(583,000)	(29,000)	(728,000)	(54,000)
Ending balance	$ 18,000	$ 1,818,000	$ 18,000	$ 1,818,000	$ 601,000	$ 839,000